Significant Accounting Policies - Summary of Accounts Receivable (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Disclosure of Summary of accounts receivable [Abstract]
Accounts receivable	¥ 6,458	$ 1,013	¥ 8,361